1933 Act File No. 2-65447
                      1940 Act File No. 811-2956

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                      ----

      Pre-Effective Amendment No.         ..............................

      Post-Effective Amendment No.39.................................... X
                                  --                                  ----

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ----

 Amendment No.29......................................................... X
                                -- ----

              LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900
                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,
                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

        It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b)
              X on May 31, 1997 pursuant to paragraph (b)
   60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
         (a)(ii) on pursuant to paragraph (a)(ii) of Rule 485.

               If appropriate, check the following box:

 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on May 15, 1997 ; or intends to file the Notice required by that Rule on or about ____________; or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037

                                               CROSS REFERENCE SHEET

      This Amendment to the Registration Statement of LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST (the "Trust"), consists of one investment portfolio with two classes of shares: (1) Class A Shares and (2) Class B Shares, and is comprised of the following:

PART A.   INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)
Item 1. Cover Page....................(1-2) Cover Page.
Item 2. Synopsis......................(1-2) General Information.
Item 3. Condensed Financial
         Information..................(1-2) Summary of Trust Expenses;
                                      (1-2) Financial Highlights.
Item 4. General Description of
          Registrant..................(1-2) Performance Information;
                                      (1-2) Investment Information;
                                      (1-2) Investment Objective;
                                      (1-2) Investment Policies;
                                      (1-2) Investment Limitations.
Item      5.
          Management of the Trust(1-2)
          Trust Information;
                                      (1-2) Management of the Trust;
                                      (1-2) Distribution of Shares;
                                      (1-2) Administration of the Trust.
Item 6.  Capital Stock and Other
          Securities..................(1-2) Account and Share Information;
                                      (1-2) Tax Information;
                                      (1-2) Federal Income Tax;
                                      (1-2) State and Local Taxes.

Item 7.  Purchase of Securities Being
         Offered.......................(1-2) Net Asset Value;
                                       (1-2) How To Purchase Shares;
                                       (1-2) Special Purchase Features;
                                       (2) Conversion of Class B Shares; (1-2)
                                       Exchange Privilege; (1) Class A Shares;
                                       (2) Class B Shares;
                                       (1-2) Requirements for Exchange;
                                       (1-2) Tax Consequences;
                                       (1-2) Making an Exchange
                                       (1-2) Telephone Instructions.

Item 8.   Redemption or Repurchase.....(1-2) How To Redeem Shares;
                                       (1-2) Special Redemption Features;
                                       (1-2) Contingent Deferred Sales Charge.

Item 9.   Pending Legal Proceedings...................None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 10.  Cover Page..................................(1-2) Cover Page.
Item 11.  Table of Contents...........................(1-2) Table of Contents.
Item 12.  General Information and
          History                                     (1-2) About Federated Investors.
Item 13.  Investment Objectives and
          Policies....................................(1-2) Investment Policies; (1-2) Investment Limitations.
Item 14.  Management of the Fund.......               (1-2) Liberty U.S. Government Money Market Trust Management.
Item 15.  Control Persons and Principal
          Holders of Securities                       (1-2) Share Ownership.
Item 16.  Investment Advisory and Other
          Services....................................(1-2) Investment Advisory Services; (1-2) Other Services;
Item 17.  Brokerage Allocation........................(1-2) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities                                  Not Applicable.
Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered.................(1-2) Determining Net Asset Value;
                                                      (1-2) Redemption in Kind.
Item 20.  Tax Status..................................(1-2) The Trust's Tax Status.
Item 21.  Underwriters................................(1-2) Distribution Plan and Shareholder Services.
Item 22.  Calculation of Yield Quotations
          of Money Market Funds                       (1-2) Performance Information.
Item 23.  Financial Statements........................(1-2)  Financial   Statements   (Financial   Statements  are
                                                              incorporated   by   reference   to  the  Annual   Report  of
                                                              Registrant  dated  March 31,  1997)  (File Nos.  2-65447 and
                                                              811-2956)



Liberty U.S. Government Money Market Trust

Class A Shares, Class B Shares

PROSPECTUS

The shares of Liberty U.S. Government Money Market Trust (the "Trust") offered by this prospectus represent interests in an open-end management investment company (a mutual fund). The Trust invests in short-term U.S. government securities to achieve stability of principal and current income.

The Trust offers two classes of shares. Class A Shares are offered at net asset value; Class B Shares are designed primarily for temporary investment as part of a special investment program in Class B Shares, and unlike shares of most money market funds, are offered at net asset value, plus an annual distribution fee, an annual service fee, and a declining contingent deferred sales charge on redemptions made within six years.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated May 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 31, 1997

                             TABLE OF CONTENTS

 Summary of Trust Expenses                                   1
 Financial Highlights -- Class A Shares                      2
 Financial Highlights -- Class B Shares                      3
 General Information                                         4
 Investment Information                                      4
  Investment Objective                                       4
  Investment Policies                                        4
  Investment Limitations                                     5
 Trust Information                                           5
  Management of the Trust                                    5
  Distribution of Shares                                     6
  Administration of the Trust                                7
 Net Asset Value                                             7
 How to Purchase Shares                                      7
  Purchasing Shares Through a Financial Institution          8
  Purchasing Shares by Wire                                  8
  Purchasing Shares by Check                                 8
  Special Purchase Features                                  8
  Conversion of Class B Shares                               8
 Exchange Privilege                                          8
  Class A Shares                                             8
  Class B Shares                                             9
  Requirements for Exchange                                  9
  Tax Consequences                                           9
  Making an Exchange                                         9
  Telephone Instructions                                     9
 How to Redeem Shares                                        9
  Redeeming Shares Through a Financial Institution           9
  Redeeming Shares by Telephone                             10
  Redeeming Shares by Mail                                  10
  Special Redemption Features                               10
  Contingent Deferred Sales Charge                          11
 Account and Share Information                              12
  Dividends                                                 12
  Capital Gains                                             12
  Certificates and Confirmations                            12
  Accounts with Low Balances                                12
  Voting Rights                                             12
 Tax Information                                            13
  Federal Income Tax                                        13
  State and Local Tax                                       13
 Performance Information                                    13

                         SUMMARY OF TRUST EXPENSES

                      SHAREHOLDER TRANSACTION EXPENSES

                                                                                        CLASS A      CLASS B
<S
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)           None        None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering       None        None
 price)
 Contingent Deferred Sales Charge (as a percentage of original
   purchase price or redemption proceeds, as applicable)(1)                              0.00%       5.50%
 Redemption Fee (as a percentage of amount redeemed, if applicable)                      None        None
 Exchange Fee                                                                            None        None
                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
 Management Fee (after waiver)(2)                                                        0.40%       0.40%
 12b-1 Fee                                                                               None        0.75%
   Shareholder Services Fee (after waiver)(3)                                       0.05%       0.11%
 Total Other Expenses                                                                    0.66%       0.72%
     Total Operating Expenses(4)                                                         1.06%       1.87%(5)

(1) Shareholders of Class A Shares who purchased shares with the proceds of a redemption of shares of an unaffiliated investment company purchased and redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one year of purchase. For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For a more complete description, see "Contingent Deferred Sales Charge."

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. Currently, the maximum effective rate for the management fee is 0.49%. For a more complete description, see "Management of the Trust."

(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses for Class A Shares and Class B Shares would have been 1.35% and 2.10%, respectively, absent the voluntary waivers described in note 2 and note 3 above.

(5) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "How to Purchase Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

 EXAMPLE                                                                         CLASS A    CLASS B
 You would pay the following expenses on a $1,000 investment, assuming, (1) 5%
 annual return and
 (2) redemption at the end of each time period.
 1 Year                                                                             $ 11     $ 76
 3 Years                                                                            $ 34     $103
 5 Years                                                                            $ 58     $124
 10 Years                                                                           $129     $197
 You would pay the following expenses on the same investment, assuming no redemption.
 1 Year                                                                             $ 11     $ 19
 3 Years                                                                            $ 34     $ 59
 5 Years                                                                            $ 58     $101
 10 Years                                                                           $129     $197

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The follow table has been audited by Arthur Andersen LLP, the Trust's independent accountants. Their report, dated April 24, 1997, on the Trust's financial statements for the year ended March 31, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.

                                                                    YEAR ENDED MARCH 31,
                             1997     1996     1995     1994     1993       1992       1991       1990
1989       1988
 NET ASSET VALUE
 BEGINNING OF PERIOD,      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $
1.00     $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income       0.04     0.05     0.04     0.02     0.03       0.05       0.07       0.08
0.07       0.06
 LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.04)   (0.05)   (0.04)   (0.02)   (0.03)     (0.05)     (0.07)     (0.08)
(0.07)     (0.06)
 NET ASSET VALUE,
 END OF PERIOD             $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $
1.00     $ 1.00
 TOTAL RETURN(A)             4.43%    4.89%    3.93%    2.34%    2.71%      4.66%      7.11%      8.24%
7.44%      6.07%
 RATIOS TO AVERAGE NET ASSETS
 Expenses                    1.06%    1.10%    1.12%    1.01%    1.04%      1.03%      1.01%      1.02%
1.01%      1.01%
 Net investment income       4.33%    4.78%    3.83%    2.31%    2.69%      4.59%      6.89%      7.94%
7.19%      5.90%
 Expense                     0.29%    0.20%      --       --       --         --         --         --
--         --
 waiver/reimbursement(b)
 SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $658,731 $697,472 $715,257 $805,907 $919,883 $1,173,685 $1,393,380 $1,443,347 $1,386,704
$1,358,694

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

                   FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The follow table has been audited by Arthur Andersen LLP, the Trust's independent accountants. Their report, dated April 24, 1997, on the Trust's financial statements for the year ended March 31, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.

                                                                       YEAR ENDED MARCH 31,
                                                              1997             1996        1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00           $ 1.00       $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.04             0.04         0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income                    (0.04)           (0.04)       (0.01)
 NET ASSET VALUE, END OF PERIOD                              $ 1.00           $ 1.00       $ 1.00
 TOTAL RETURN(B)                                               3.59%            4.04%        1.14%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     1.87%            1.91%        1.95%*
  Net investment income                                        3.58%            3.91%        4.15%*
  Expense waiver/reimbursement(c)                              0.23%            0.14%          --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                    $28,337          $9,459         $186

* Computed on an annualized basis.

(a) Reflects operations for the period from December 17, 1994 (date of initial public offering) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 30, 1979. The Trust is permitted, under its Declaration of Trust, to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Class A Shares and Class B Shares (individually and collectively, as the context requires, "Shares").

Shares of the Trust are designed primarily for individuals and institutions as a convenient means of accumulating an interest in a professionally managed portfolio primarily limited to U.S. government obligations. The Trust attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price. However, a contingent deferred sales charge is imposed under certain circumstances. The minimum initial investment for Class A Shares and Class B Shares is $500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing primarily in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Trust's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may not be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Trust invests primarily in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

* direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

* notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

* notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding;

* notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities; and

* short-term instruments of banks and savings associations where the principal amount of the instrument is fully insured by the Bank
  Insurance Fund or the Savings Association Fund, both of which are administered by the FDIC.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

* the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

* discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

* the credit of the agency or instrumentality.

INSTRUMENTS OF BANKS AND SAVINGS ASSOCIATIONS

The short-term instruments of banks and savings associations which the Trust can purchase will comprise no more than 20% of the Trust's total assets.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

AGENCY MASTER DEMAND NOTES

The Trust may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Trust has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Trust or the borrower and bear interest at a variable rate. The Trust relies on master demand notes, in part, to provide daily liquidity. To the extent that the Trust cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or
loss to maintain sufficient liquidity.      WHEN-ISSUED AND DELAYED
DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such
commitments.      INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Trust will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

                             TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Advisers, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee based on the Trust's average daily net assets as shown in the chart below:

                                    ADVISORY FEE AS
                                     PERCENTAGE OF
 AVERAGE DAILY NET ASSETS       AVERAGE DAILY NET ASSETS
 First $500 million                      .50%
 Second $500 million                     .475%
 Third $500 million                      .45%
 Fourth $500 million                     .425%
 Over $2 billion                         .40%

The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Trust, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated
Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through
4,500 financial institutions nationwide.      Both the Trust and the
adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor will pay dealers an amount equal to 5.50% of the net asset value of Class B Shares directly purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Trust. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advanced payments.

DISTRIBUTION PLAN (CLASS B SHARES ONLY) AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares will pay to the distributor an amount, computed at an annual rate of 0.75% of the average daily net assets of the Class B Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. Because distribution fees to be paid by the Trust to the distributor may not exceed an annual rate of 0.75% of Class B Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its distribution and distribution-related services pursuant to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. The Distribution Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Distribution Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net assets of the Trust to obtain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services or will select financial institutions to perform shareholder services.

Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust, the distributor of Federated Shareholder Services, as appropriate.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

With respect to Class A Shares and Class B Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

                         AVERAGE AGGREGATE
 MAXIMUM FEE              DAILY NET ASSETS
     .15%           on the first $250 million
     .125%            on the next $250 million
     .10%            on the next $250 million
     .075%      on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Trust attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by subtracting liabilities from total assets and dividing the remainder by the number of Shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per Share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Trust, with a minimum initial investment of $500 or more or additional investments of as little as $100. The minimum initial and subsequent investments for retirement plans are only $50. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Trust reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Trust before Shares can be purchased.

PURCHASING SHARES THROUGH A
FINANCIAL INSTITUTION

Investors may purchase Shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Trust receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
     PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Liberty U.S. Government Money Market Trust -- Share Class name; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Liberty U.S. Government Money Market Trust -- Share Class name. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and Shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Trust Shares. Shareholders should contact their financial institution or the Trust to participate in this program.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month, eight full years after the purchase date, except as noted below, and will no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset value per Share, without the imposition of any sales charge, fee or other charge. Class B Shares acquired by exchange from Class B Shares of certain other funds for which affiliates of Federated Investors serve as investment advisers or principal underwriter (the "Federated Funds") as listed herein will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling form the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

                             EXCHANGE PRIVILEGE

CLASS A SHARES

Class A Shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at net asset value. Neither the Trust nor any of the Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.

CLASS B SHARES

Class B Shareholders may exchange all or some of their Shares for Class B Shares of other Federated Funds. (Not all Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares of the Federated Funds). Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period.

Please contact your financial institution directly or Federated
Securities Corp. at 1-800-245-5051 for information on and prospectuses for the Federated Funds in which your Shares may be exchanged free of charge.

REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The Trust reserves the right to reject any exchange. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of
the exchange privilege.      TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.

MAKING AN EXCHANGE

Instructions for exchanges for Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Trust may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 1099 Hingham Street, Rockland, MA 02370-3317.

TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Trust. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Trust. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Trust before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.

                            HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A
FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service. REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to
unauthorized or fraudulent telephone instructions.     In the event of
drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

The financial institution which maintains investor accounts with the Trust must do so on a fully disclosed basis unless it accounts for Share ownership periods used in calculating the contingent deferred sales charge (See "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for Share ownership periods (See "Supplemental Payments to Financial Institutions").

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name and the Share Class designation; the account name as registered with the Trust; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the FDIC; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Trust Shares. Shareholder accounts will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Trust to redeem Shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem Shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program
through their financial institutions or the Trust.      CONTINGENT
DEFERRED SALES CHARGE

Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:

CLASS A SHARES

Class A Shares purchased through exchange from another Federated Fund which was purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or sold with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of
redemption.      CLASS B SHARES

Shareholders redeeming Class B Shares from their Trust accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Trust's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:

 YEARS OF REDEMPTION                   CONTINGENT DEFERRED
 AFTER PURCHASE                            SALES CHARGE
 First                                        5.50%
 Second                                       4.75%
 Third                                        4.00%
 Fourth                                       3.00%
 Fifth                                        2.00%
 Sixth                                        1.00%
 Seventh and thereafter                       0.00%

The contingent deferred sales charge on Class B Shares will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to applicable Class A Shares.

Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and one full year from the date of purchase with respect to applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Trust Shares for shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged for Shares are redeemed is calculated as if the shareholder had held the Shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701/2; (3) involuntary redemptions by the Trust of Shares in shareholder accounts that do not comply with the minimum balance requirements; and (4) qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account: that is at least 12 months old, has all Trust distributions reinvested in Trust Shares, and has a value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Trust. For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program contact your financial intermediary or the Trust. No contingent deferred sales charge will be imposed on redemptions of Shares held by Trustees, employees and sales representatives of the Trust, the distributor, or affiliates of the Trust or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Trust pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Trustees reserve the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Trust's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional Shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Shareholder Services
Company maintains a Share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $500 due to shareholder redemptions. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

VOTING RIGHTS

Each Share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of all classes in the Trust have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.
    Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding Shares of the Trust.
                              TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time, the Trust advertises its yield, effective yield and total return. The performance figures will be calculated separately
for each class of Shares.      Yield represents the annualized rate of
income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of
this assumed reinvestment.     Total return represents the change,
over a specified period of time, in the value of an investment in the Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a
percentage.      From time to time, advertisements for the Trust may
refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

Class A Shares
Class B Shares
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

Cusip 531485100
Cusip 531485209
G00701-03 (5/97)

[Graphic]
Liberty U.S. Government Money Market Trust

Class A Shares, Class B Shares

PROSPECTUS
MAY 31, 1997

An Open-End
Management Investment Company




                 LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

                               CLASS A SHARES
                               CLASS B SHARES

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Liberty U.S. Government Money Market Trust (the "Trust") dated May 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling
1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

                    Statement dated May 31, 1997

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Cusip 531485100
Cusip 531485209
8062809B (5/97)

TABLE OF CONTENTS

 INVESTMENT POLICIES                                                     1
  Acceptable Investments                                                 1
  When-Issued and Delayed Delivery Transactions                          1
  Repurchase Agreements                                                  1
 INVESTMENT LIMITATIONS                                                  1
  Selling Short and Buying on Margin                                     1
  Issuing Senior Securities and Borrowing Money                          1
  Pledging Assets                                                        1
  Lending Cash or Securities                                             2
  Investing in Restricted Securities                                     2
  Investing in Illiquid Securities                                       2
  Investing in Securities of Other Investment Companies                  2
  Investing for Control                                                  2
  Investing in Options                                                   2
  Regulatory Compliance                                                  2
 LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST MANAGEMENT                   2
  Share Ownership                                                        6
  Trustee Compensation                                                   7
  Trustee Liability                                                      7
 INVESTMENT ADVISORY SERVICES                                            7
  Investment Adviser                                                     7
  Advisory Fees                                                          8
 BROKERAGE TRANSACTIONS                                                  8
 OTHER SERVICES                                                          8
  Trust Administration                                                   8
  Custodian and Portfolio Accountant                                     8
  Transfer Agent                                                         8
  Independent Public Accountants                                         8
 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES                              9
 DETERMINING NET ASSET VALUE                                             9
 REDEMPTION IN KIND                                                      9
  Elimination of the Contingent
    Deferred Sales Charge                                               10
 MASSACHUSETTS PARTNERSHIP LAW                                          10
 THE TRUST'S TAX STATUS                                                 10
 PERFORMANCE INFORMATION                                                10
  Yield                                                                 10
  Effective Yield                                                       11
  Total Return                                                          11
  Performance Comparisons                                               11
  Economic and Market Information                                       11
 ABOUT FEDERATED INVESTORS                                              11
  Mutual Fund Market                                                    12
  Institutional Clients                                                 12
  Bank Marketing                                                        12
  Broker/Dealers and Bank Broker/Dealer Subsidiaries                    12
 FINANCIAL STATEMENTS                                                   12

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

Some of the short-term U.S. government securities the Trust may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Trust may purchase variable rate U.S. government securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Trust will not purchase any portfolio securities or sell any portfolio instruments short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Trust will not issue senior securities except as permitted by its investment objective and policies. If a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments. If the value of the Trust's total assets, including the amount borrowed, falls below 300% of its borrowings the Trust will reduce its borrowings. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid by the Trust on borrowed funds will not be available for investment. While any such borrowings are outstanding, no portfolio instruments may be purchased by the Trust.

PLEDGING ASSETS

The Trust will not mortgage, pledge, or hypothecate assets of the Trust except in connection with any borrowings described in paragraph
(2) above, and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of the value of the Trust's assets at the time of such borrowings.

LENDING CASH OR SECURITIES

The Trust will not lend any such assets except portfolio securities. (This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Trust's investment objective and policies or Declaration of Trust.)

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN RESTRICTED SECURITIES

The Trust will not invest in securities subject to restrictions on resale under federal securities law.

INVESTING IN ILLIQUID SECURITIES

The Trust will not invest more than 10% of the value of its net assets in illiquid securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Trust will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS

The Trust will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of
such limitation.      The Trust did not borrow money or pledge
securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will determine the effective maturity of its investments according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Liberty U.S. Government Money Market Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza -- 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
Boca Grande Club
Boca Grande, FL

Birthdate: October 6, 1926

Trustee

Attorney, Retired Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the
  Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Trust.

As of May 8, 1997, no shareholder of record owned 5% or more of the outstanding Class A Shares of the Trust.

As of May 8, 1997, no shareholder of record owned 5% or more of the outstanding Class B Shares of the Trust.

TRUSTEE COMPENSATION

                               AGGREGATE
 NAME,                       COMPENSATION
 POSITION WITH                    FROM                      TOTAL COMPENSATION PAID
 TRUST                           TRUST*                        FROM FUND COMPLEX+
 John F. Donahue,                     $0    $0 for the Trust and
 Chairman and Trustee                       56 other investment companies in the Fund Complex
 Thomas G. Bigley,             $1,636.75    $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 John T. Conroy, Jr.,          $1,800.70    $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 William J. Copeland,          $1,800.70    $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 James E. Dowd,                $1,800.70    $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.,      $1,636.75    $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.,      $1,800.70    $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Peter E. Madden,              $1,636.75    $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Gregor F. Meyer,              $1,636.75    $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 John E. Murray, Jr.,          $1,636.75    $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Wesley W. Posvar,             $1,636.75    $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Marjorie P. Smuts,            $1,636.75    $108,725for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended March 31, 1997.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Trust's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended March 31, 1997, 1996, and 1995, the adviser earned
$3,311,087, $3,471,524, and $3,708,178, respectively, of which
$620,370, $0 and $0 were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended March 31, 1997, 1996,
and 1995, the Trust paid no brokerage commissions.      Although
investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Trust's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Trust's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended March 31, 1997, 1996, and 1995, the Administrators earned $506,849, $533,071, and $571,385, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets
for the period plus out-of-pocket expenses.      TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Trust are Arthur Andersen LLP, Pittsburgh, PA.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

With respect to Class B Shares, the Trust has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Trust has adopted a Shareholder Services Agreement with respect to both Class A Shares and Class B Shares (individually and collectively referred to as "Shares" as the context may require.)
     These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquires; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, (Class B Shares only) the Trustees expect that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended March 31, 1997, Class B Shares incurred $59,570 in distribution service fees, none of which was waived. In addition, for the fiscal year ended March 31, 1997, the Class A Shares and Class B Shares paid Shareholder Services Fees in the amount of $1,657,031 and $19,857, respectively, of which $1,325,625 and $11,120, respectively, were waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the
opposite may be true.     The Trust's use of the amortized cost method
of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
     REDEMPTION IN KIND

The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could
incur certain transaction costs.     ELIMINATION OF THE CONTINGENT
DEFERRED SALES CHARGE

The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12 month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will not be aggregated. MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE TRUST'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares of the Trust, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended March 31, 1997, the yield for Class A
Shares was 4.63%, Class B Shares was 3.82%.      EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended March 31, 1997, the effective yield for Class A Shares was 4.74%, Class B Shares was 3.89%.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional Shares, assuming
the monthly reinvestment of all dividends and distributions.     For
the one-year, five-year and ten-year periods ended March 31, 1997, the average annual total returns were 4.43%, 3.65%, and 5.17%, respectively, for Class A Shares.

For the fiscal year ended March 31, 1997, and for the period from December 17, 1994 (date of initial public investment) to March 31, 1997, the average annual total returns were (1.58%) and 2.01%,
respectively, for Class B Shares.      PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

* IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

* MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

* SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the Trust. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company
Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- tructured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
    In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the
more than 6,000 funds available.*      Federated Investors, through
its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended March 31, 1997 are incorporated herein by reference to the Annual Report of the Trust dated March 31, 1997 (File Nos. 2-65447 and 811-2956). A copy of this report may be obtained without charge by contacting the Trust.

* Source: Investment Company Institute




PART C.         OTHER INFORMATION

Item 24.          Financial Statements and Exhibits:
(a)    Financial Statements (Incorporated by reference to Annual
       Report of Registrant dated March 31, 1997 (File Nos. 2-65447 and
       811-2956)
(b)    Exhibits:
(1) (i) Conformed copy of Declaration of Trust of the Registrant; (20)
    (ii-v) Conformed copies of amendments to the Declaration of Trust; (20)
(2) (i) Copy of By-Laws of the Registrant; (20)
    (ii-vii) Copies of amendments to By-Laws of the Registrant; (20)
(3) Not applicable;
(4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (20)
(5) Conformed copy of Investment Advisory Contract of the Registrant; (12)
(6) (i) Conformed copy of Distributor's Contract of the Registrant; (19)
    (ii) Conformed copy of Administrative Services         Agreement; (19)
    (iii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
            Service Agreement; and Plan Trustee/Mutual Funds Service
            Agreement from Item 4(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
(7) Not applicable;
(8) Conformed Copy of Custodian Agreement of the Registrant; (19)
(9) (i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services,
    Shareholder Recordkeeping Services and Custody Services
    Procurement; (21)
        (ii) Conformed copy of Shareholder Services
                Agreement; (19)
        (iii) The responses described in Item 24(b) are hereby incorporated by reference.
(10)    Not applicable;
(11)    Conformed copy of Consent of Independent Public Accountants; +


+        All exhibits have been filed electronically.
12.      Response is  incorporated by reference to  Registrant's
         Post-Effective Amendment No. 21 on Form N-1A filed July 28, 1989 (File Nos. 2-65447 and 811-2956).
19.      Response is  incorporated  by reference to  Registrant's
         Post-Effective  Amendment No. 34 on Form N-1A filed May
         26, 1995 (File Nos. 2-65447 and 811-2956).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996
         (File Nos. 2-65447 and 811-2956).
21.      Response is  incorporated  by reference to  Registrant's
         Post-Effective  Amendment No. 37 on Form N-1A filed May
         24, 1996 (File Nos. 2-65447 and 811-2956).

 (12)    Not applicable;
 (13)    Not applicable;
 (14)    Copy of IRA Plan of the Registrant; (19)
 (15)    (i) Conformed copy of Distribution Plan of the Registrant ; (21)
         (ii)    Copy of Sales Agreement of the
                 Registrant; (20)
         (iii) Form of Rule 12b-1 Agreement of
         the Registrant; (18) (iv) The
         responses described in Item 24(b) are
         hereby incorporated by
                 reference.
 (16)    Copy of Schedule for Computation of Yield
         Calculation ; (20)
 (17)    Copy of Financial Data Schedules; +
 (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 249b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.
         (File Nos. 33-52149 and 811-07141).
 (19)    Conformed copy of Power of Attorney; +

Item 25. Persons Controlled by or Under Common Control with Registrant:

         None

Item 26. Number of Holders of Securities:

                                                   Number of Record Holders
Title of Class                                          as of May 8, 1997
--------------                                       --------------------

Shares of Beneficial Interest
(no par value)
Class A Shares                                                 107,083
Class B Shares                                                 1,167

Item 27.          Indemnification:  (14)



+        All exhibits have been filed electronically.
14.      Response in  incorporated by reference to  Registrant's
         Post-Effective Amendment No. 25 on Form N-1A filed July 19, 1991 (File Nos. 2-65447 and 811-2956).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed October 18, 1994
         (File Nos. 2-65447 and 811-2956).

19.      Response is  incorporated  by reference to  Registrant's
         Post-Effective Amendment No. 34 on Form N-1A filed May 26, 1995 (File Nos. 2-65447 and 811-2956).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996
         (File Nos. 2-65447 and 811-2956).

21.      Response is  incorporated  by reference to  Registrant's
         Post-Effective Amendment No. 37 on Form N-1A filed May 24, 1996 (File Nos. 2-65447 and 811-2956).

Item 28.          Business and Other Connections of Investment Adviser:

                  For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of three of the Trustees and two of the officers of the investment adviser are included in Part B of this Registration Statement under "Management of the Trust." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947.

     The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen and J. Thomas Madden, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark Durbiano, J. Alan Minteer and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Michael J. Donnelly, Michael P. Donnelly, Linda A. Duessel, Kathleen Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Jeff A. Kozemchek, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Scott B. Schermerhorn, Frank Semack, Aash M. Shah, William F. Stotz, Tracy P. Stouffer, Edward J. Tiedge, Paige M. Wilhelm and Jolanta M. Wysocka, Vice Presidents; Thomas R. Donahue, Treasurer, and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.          Principal Underwriters:

                  (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
                         1-3 Years; Federated U.S. Government
                         Securities Fund: 2-5 Years; Federated U.S.
                         Government Securities Fund: 5-10 Years;
                         Federated Utility Fund, Inc.; First Priority
                         Funds; Fixed Income Securities, Inc.; High
                         Yield Cash Trust; Independence One Mutual
                         Funds; Intermediate Municipal Trust;
                         International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

                         Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

                  (b)




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant


Richard B. Fisher                              Director, Chairman, Chief                 Vice President Federated Investors
Tower                                          Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                  Executive Vice
Federated Investors Tower                      President, Federated,                     President
Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant                               --
Federated Investors Tower                      Secretary, Assistant
Pittsburgh, PA 15222-3779                      Treasurer, Federated
                                               Securities Corp.

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                                Executive Vice President                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securites Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kennedy                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnnarowski                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka                            Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779



                  (c)  Not applicable

Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                 Federated Investors Tower
                                           Pittsburgh, PA  15222-3779

Federated Shareholder                      Federated Investors Tower
   Services Company                        Pittsburgh, Pennsylvania 15222-3779
("Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company                 Federated Investors Tower
("Adminstrator")                           Pittsburgh, PA  15222-3779

Federated Advisers                         Federated Investors Tower
("Adviser")                                Pittsburgh, PA  15222-3779

State Street Bank and Trust Company                       P.O. Box 8600
("Custodian")     Boston, MA 02266-8600

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 12(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of May, 1997.

               LIBERTY U.S. GOVERMENT MONEY MARKET TRUST

                           BY: /s/Matthew S. Hardin
                           Matthew S. Hardin, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           May 28, 1997


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                             TITLE                            DATE

By:   /s/Matthew S. Hardin
      Matthew S. Hardin             Attorney In Fact              May 28, 1997
      ASSISTANT SECRETARY           For the Persons
                                    Listed Below

      NAME                             TITLE

John F. Donahue*                    Chairman and Trustee
(Chief Executive Officer)

J. Christopher Donahue*             President

John W. McGonigle*                  Treasurer
(Principal Financial and
Accounting Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Edward C. Gonzales                  Executive Vice President
                                    and Trustee

William J. Copeland*                Trustee

James E. Dowd*                      Trustee

Lawrence D. Ellis, M.D.*            Trustee

Edward L. Flaherty, Jr.*            Trustee

Peter E. Madden*                    Trustee

Gregor F. Meyer*                    Trustee

John E. Murray, Jr.*                Trustee
Wesley W. Posvar*                   Trustee

Marjorie P. Smuts*                  Trustee

* By Power of Attorney